Asset Retirement Obligation (Expressed in Canadian $000's except per share amounts) (Tables)	12 Months Ended
Sep. 30, 2013
Schedule of Asset Retirement Obligations [Table Text Block]
	September 30,	September 30,
	2013	2012
	$	$
Balance, beginning of year	308	385
Accretion expense	25	135
Liabilities settled	(60)	(130)
Revision to ARO inputs	(25)	(82)
Balance, end of year	248	308